Post-employment benefits for associates - Weighted average actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension plans
Disclosure of defined benefit plans [line items]
Discount rate (as a percent)	3.00%	3.60%
Expected rate of pension increase (as a percent)	1.10%	1.10%
Expected rate of salary increase (as a percent)	2.70%	2.50%
Interest on savings account (as a percent)	2.20%	2.90%
Current average life expectancy for a 65-year-old male (in years)	20 years	20 years
Current average life expectancy for a 65-year-old female (in years)	22 years	22 years
Pension plans | Switzerland | Country of domicile
Disclosure of defined benefit plans [line items]
Discount rate (as a percent)	1.90%	2.20%
Pension plans | United States | Foreign countries
Disclosure of defined benefit plans [line items]
Discount rate (as a percent)	5.00%	5.30%
Pension plans | Germany | Foreign countries
Disclosure of defined benefit plans [line items]
Discount rate (as a percent)	3.10%	3.70%
Pension plans | United Kingdom | Foreign countries
Disclosure of defined benefit plans [line items]
Discount rate (as a percent)	4.50%	4.80%
Other post-employment benefit plans
Disclosure of defined benefit plans [line items]
Discount rate (as a percent)	5.00%	5.30%
Expected rate of pension increase (as a percent)
Expected rate of salary increase (as a percent)
Interest on savings account (as a percent)
Current average life expectancy for a 65-year-old male (in years)	21 years	21 years
Current average life expectancy for a 65-year-old female (in years)	23 years	23 years
Other post-employment benefit plans | United States | Foreign countries
Disclosure of defined benefit plans [line items]
Discount rate (as a percent)	5.00%	5.30%